Commitments and Contingencies (Details Narrative) - Just Right Products, Inc. [Member]	12 Months Ended
	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)
Rent expense	$ 160,890	$ 65,302
Franchise Agreement [Member]
Lease expiry date	Feb. 28, 2024
Lease renewal term	5 years
Lease description	The Company is obligated to pay 5% of gross revenue for use of systems and manuals.
Amount paid under agreement	$ 62,030	42,896
Uniform Supply Agreement [Member]
Lease description	The Company is obligated to provide a 3% donation to the charter school for each school year. The agreement is for each school year ending through May 31, 2019.
Amount paid under agreement	$ 29,286	18,765
Related Party [Member]
Rent expense	$ 85,250	$ 65,302
Haltom City [Member]
Lease space | ft²	18,000
Lease expiry date	Jun. 01, 2020
Arlington [Member]
Lease space | ft²	6,000
Lease expiry date	Jun. 01, 2020